GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detail Information About Guarantees And Commitments [Abstract]
Disclosure of guarantees and commitments [Table Text Block]
	Total	Year 1(2)	Year 2	Year 3	Year 4	Year 5+
Direct cost of revenue(1)	$ 448,585	$ 169,868	$ 126,076	$ 117,406	$ 35,235	$ —

(1) For certain loyalty partners, the Corporation guarantees a minimum level of purchase of points/miles, for each contract year, over the duration of the contract term between the  Corporation and loyalty program partner.  Management evaluates each guarantee at each reporting date and at the end of each contract year, to determine if the guarantee was met for that respective contract year.

(2) The guarantees and commitments schedule is prepared on a rolling 12-month basis. If a revenue guarantee has been met, it is removed from the disclosure above.